GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 29, 2017
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

4. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 29, 2017, the Company had $38.2 million of goodwill, which primarily relates to the Energy reporting segment and the acquisitions of substantially all of the assets of Genesys and 360 Energy and the acquisitions of Integral Analytics and Abacus.  The remaining goodwill is contained in the Engineering and Consulting reporting segment as a result of the acquisition of Economists LLC. The Company had goodwill outstanding in the amount of $21.9 million as of December 30, 2016.  The changes in the carrying value of goodwill by reporting unit for the fiscal year ended December 29, 2017 were as follows:

	December 30,	Additions /	December 29,
	2016	Adjustments	2017
Reporting Unit:
Energy	$21,198,000	$16,237,000	$37,435,000
Engineering and Consulting	749,000	—	749,000
	$21,947,000	$16,237,000	$38,184,000

The gross amounts and accumulated amortization of the Company’s acquired identifiable intangible assets with finite useful lives as of December 29, 2017 and December 30, 2016, included in other intangible assets, net in the accompanying consolidated balance sheets, were as follows:

	December 29, 2017		December 30, 2016
	Gross	Accumulated	Gross	Accumulated	Amortization
	Amount	Amortization	Amount	Amortization	Period (yrs)
Backlog	$1,398,000	$989,000	$1,398,000	$639,000	5
Tradename	3,779,000	2,050,000	2,739,000	1,142,000	2.5 - 6.0
Non-compete agreements	1,331,000	745,000	1,331,000	463,000	4
License to bid	308,000	308,000	308,000	308,000	1
Developed Technology	2,760,000	144,000	—	—	8
In-process Research & Technology	1,650,000	—	—	—	10
Customer relationships	4,960,000	1,284,000	3,260,000	543,000	5.0 - 8.0
	$16,186,000	$5,520,000	$9,036,000	$3,095,000

The Company’s amortization expense for acquired identifiable intangible assets with finite useful lives was $2.4 million for the fiscal year ended December 29, 2017, and $1.9 million and $1.2 million for the fiscal years ended December 30, 2016 and January 1, 2016, respectively.  Estimated amortization expense for acquired identifiable intangible assets for fiscal year 2018 and the succeeding years is as follows:

Fiscal year:
2018	$2,847,000
2019	1,982,000
2020	1,570,000
2021	1,005,000
2022	896,000
Thereafter	2,366,000
$10,666,000

At the time of acquisition, the Company estimates the fair value of the acquired identifiable intangible assets based upon the facts and circumstances related to the particular intangible asset. Inherent in such estimates are judgments and estimates of future revenue, profitability, cash flows and appropriate discount rates for any present value calculations. The Company preliminarily estimates the value of the acquired identifiable intangible assets and then finalizes the estimated fair values during the purchase allocation period, which does not extend beyond 12 months from the date of acquisition.

The Company tests its goodwill at least annually for possible impairment. The Company completes its annual testing of goodwill as of the last day of the first month of its fourth fiscal quarter each year to determine whether there is impairment. In addition to the Company’s annual test, it regularly evaluates whether events and circumstances have occurred that may indicate a potential impairment of goodwill.  No impairment was recorded during the three-year period ended December 29, 2017.